Right-of-use assets and lease liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Right-of-use assets
Net carrying amount - beginning of period	€ 4,834	€ 4,446
Additions	2,114	1,584
Depreciation	(1,199)	(973)	€ (1,013)
Impairments	(40)	(41)	(18)
Reversals	4	5	14
Currency translation differences	193	(89)
Changes in the scope of consolidation	42	13
Other changes	(122)	(111)
Net carrying amount - end of period	5,822	4,834	4,446
Lessee's exposure arising from extension options related to service stations for sale of oil products	131
Exploration & Production
Right-of-use assets
Net carrying amount - beginning of period	3,333
Additions	1,695
Net carrying amount - end of period	4,266	€ 3,333
Exploration & Production | Ghana and Angola | Minimum
Right-of-use assets
Lease, term of contract		13 years
Exploration & Production | Ghana and Angola | Maximum
Right-of-use assets
Lease, term of contract		17 years
Enilive, Refining and Chemicals [member]
Right-of-use assets
Net carrying amount - beginning of period	565
Net carrying amount - end of period	519	€ 565
Corporate and Other activities
Right-of-use assets
Net carrying amount - beginning of period	515
Net carrying amount - end of period	476	515
Upstream business
Right-of-use assets
Lessee's exposure arising from other extension options related to ancillary assets	855
Floating production storage and offloading vessels (FPSO)
Right-of-use assets
Net carrying amount - beginning of period	1,977	2,142
Additions	630	14
Depreciation	(146)	(145)
Currency translation differences	145	(71)
Other changes		37
Net carrying amount - end of period	2,606	1,977	2,142
Floating production storage and offloading vessels (FPSO) | Exploration & Production
Right-of-use assets
Additions	630
Drilling rig
Right-of-use assets
Net carrying amount - beginning of period	449	148
Additions	294	570
Depreciation	(342)	(219)
Currency translation differences	19	(8)
Changes in the scope of consolidation	38
Other changes	(39)	(42)
Net carrying amount - end of period	419	449	148
Drilling rig | Exploration & Production
Right-of-use assets
Additions	294
Naval facilities and related logistic bases for oil and gas transportation
Right-of-use assets
Net carrying amount - beginning of period	724	682
Additions	690	402
Depreciation	(391)	(315)
Impairments	(4)	(3)
Reversals		3
Currency translation differences	5	(5)
Other changes	(19)	(40)
Net carrying amount - end of period	1,005	724	682
Motorway concessions and service stations
Right-of-use assets
Net carrying amount - beginning of period	492	457
Additions	59	133
Depreciation	(79)	(74)
Impairments	(21)
Currency translation differences	(1)	4
Other changes	2	(28)
Net carrying amount - end of period	452	492	457
Motorway concessions and service stations | Enilive, Refining and Chemicals [member]
Right-of-use assets
Additions	91
Oil and gas distribution facilities
Right-of-use assets
Net carrying amount - beginning of period	17	19
Additions	53	19
Depreciation	(22)	(18)
Impairments	(10)	(2)
Other changes	(2)	(1)
Net carrying amount - end of period	36	17	19
Oil and gas distribution facilities | Exploration & Production
Right-of-use assets
Additions	469
Oil and gas distribution facilities | Exploration & Production | Eni Trade and Biofuels SpA
Right-of-use assets
Additions	353
Office buildings
Right-of-use assets
Net carrying amount - beginning of period	580	595
Additions	52	110
Depreciation	(132)	(125)
Currency translation differences	7	(2)
Changes in the scope of consolidation	5	3
Other changes	(25)	(1)
Net carrying amount - end of period	487	580	595
Lease commitment, nominal value	€ 329
Lease commitment, term of contract	20 years
Lease commitment, extension option	6 years
Lessee's exposure arising from options for extension or termination of lease for office buildings	€ 287
Vehicles
Right-of-use assets
Net carrying amount - beginning of period	17	42
Additions	19	14
Depreciation	(14)	(12)
Changes in the scope of consolidation	1
Other changes	(2)	(27)
Net carrying amount - end of period	21	17	42
Other
Right-of-use assets
Net carrying amount - beginning of period	578	361
Additions	317	322
Depreciation	(73)	(65)
Impairments	(5)	(36)
Reversals		2
Currency translation differences	18	(7)
Changes in the scope of consolidation	(2)	10
Other changes	(37)	(9)
Net carrying amount - end of period	796	578	€ 361
Vessels
Right-of-use assets
Lease commitment, nominal value	16
Aircraft | Corporate and Other activities
Right-of-use assets
Additions	53
Assets for staff activities | Corporate and Other activities
Right-of-use assets
Additions	75
Gross carrying amount
Right-of-use assets
Net carrying amount - beginning of period	7,802
Net carrying amount - end of period	9,690	7,802
Gross carrying amount | Floating production storage and offloading vessels (FPSO)
Right-of-use assets
Net carrying amount - beginning of period	2,409
Net carrying amount - end of period	3,217	2,409
Gross carrying amount | Drilling rig
Right-of-use assets
Net carrying amount - beginning of period	985
Net carrying amount - end of period	1,235	985
Gross carrying amount | Naval facilities and related logistic bases for oil and gas transportation
Right-of-use assets
Net carrying amount - beginning of period	1,593
Net carrying amount - end of period	2,095	1,593
Gross carrying amount | Motorway concessions and service stations
Right-of-use assets
Net carrying amount - beginning of period	822
Net carrying amount - end of period	873	822
Gross carrying amount | Oil and gas distribution facilities
Right-of-use assets
Net carrying amount - beginning of period	81
Net carrying amount - end of period	97	81
Gross carrying amount | Office buildings
Right-of-use assets
Net carrying amount - beginning of period	1,039
Net carrying amount - end of period	1,067	1,039
Gross carrying amount | Vehicles
Right-of-use assets
Net carrying amount - beginning of period	47
Net carrying amount - end of period	57	47
Gross carrying amount | Other
Right-of-use assets
Net carrying amount - beginning of period	826
Net carrying amount - end of period	1,049	826
Provisions for depreciation and impairment
Right-of-use assets
Net carrying amount - beginning of period	(2,968)
Net carrying amount - end of period	(3,868)	(2,968)
Provisions for depreciation and impairment | Floating production storage and offloading vessels (FPSO)
Right-of-use assets
Net carrying amount - beginning of period	(432)
Net carrying amount - end of period	(611)	(432)
Provisions for depreciation and impairment | Drilling rig
Right-of-use assets
Net carrying amount - beginning of period	(536)
Net carrying amount - end of period	(816)	(536)
Provisions for depreciation and impairment | Naval facilities and related logistic bases for oil and gas transportation
Right-of-use assets
Net carrying amount - beginning of period	(869)
Net carrying amount - end of period	(1,090)	(869)
Provisions for depreciation and impairment | Motorway concessions and service stations
Right-of-use assets
Net carrying amount - beginning of period	(330)
Net carrying amount - end of period	(421)	(330)
Provisions for depreciation and impairment | Oil and gas distribution facilities
Right-of-use assets
Net carrying amount - beginning of period	(64)
Net carrying amount - end of period	(61)	(64)
Provisions for depreciation and impairment | Office buildings
Right-of-use assets
Net carrying amount - beginning of period	(459)
Net carrying amount - end of period	(580)	(459)
Provisions for depreciation and impairment | Vehicles
Right-of-use assets
Net carrying amount - beginning of period	(30)
Net carrying amount - end of period	(36)	(30)
Provisions for depreciation and impairment | Other
Right-of-use assets
Net carrying amount - beginning of period	(248)
Net carrying amount - end of period	€ (253)	€ (248)